Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In July 2020, the Sponsor was issued 5,000,000 shares of Common Stock (the “Founder Shares”) for an aggregate price of $25,000. In February 2021, the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding. The Founder Shares included an aggregate of up to 562,500 shares of Common Stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering.

On February 16, 2021, CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments LLC to cancel 4,791,667 of its Founder Shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.

In June 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 founder shares and 958,333 founder shares, respectively, which the Company cancelled, resulting in a decrease in the total number of founder shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 founder shares and CleanTech Investments owns 1,437,500 founder shares. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part. All share and per-share amounts have been retroactively restated to reflect the share forfeiture.

The underwriter exercised the over-allotment option on in full July 28, 2021; thus, no Founders Shares are subject to forfeiture.

Administrative Services Agreement

The Company entered into an agreement, commencing on the July 14, 2021, to pay Chardan Capital Markets, LLC up to $10,000 per month for office space, administrative and support services. The total amounts of administrative service fees accrued for the three months ended March 31, 2022 and 2021 were $30,000 and $0, respectively. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Promissory Note — Related Party

On March 1, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow an aggregate of up to $250,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and is payable on the earlier of Promptly after the date on which the Company consummates an Initial Public Offering of its securities or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $188,302 was repaid on July 23, 2021. The promissory note is no longer available to the Company.

On March 23, 2022, the Company entered into a Promissory Note with the Sponsor (the “Second Promissory Note”) to which the Company could borrow up to an aggregate of $267,000. The Second Promissory Note is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date on which the Company determines that it is unable to effect a Business Combination. As March 31, 2022, the outstanding balance under the Second Promissory Note was $267,000.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsor, Co-Sponsor, or an affiliate of the Sponsor or the officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company consummates the initial Business Combination, it would repay such loaned amounts. The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted). Such private warrants will be identical to the private warrants issued at the closing of the Initial Public Offering. Loans made by Chardan Capital Markets, LLC or any of its related persons will not be convertible into private warrants, and Chardan Capital Markets, LLC and its related persons will have no recourse with respect to their ability to convert their loans into private warrants. As of March 31, 2022 and December 31, 2021, there were no borrowings under these loans.

Related Party Extension Loans

The Company may extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of 18 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, without the need for a separate stockholder vote, is for the Company’s initial stockholders or their affiliates or designees, upon five days’ advance notice prior to the application deadline, to deposit into the trust account $1,500,000 or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the application deadline. In the event that the stockholders, or affiliates or designees, elect to extend the time to complete the Company’s initial business combination and deposit the applicable amount of money into trust, the initial stockholders will receive a non-interest bearing, unsecured promissory note equal to the amount of any such deposit that will not be repaid in the event that the Company is unable to close a business combination unless there are funds available outside the trust account to do so. Such note would be paid upon consummation of the Company’s initial Business Combination.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In July 2020, the Sponsor was issued 5,000,000 shares of Common Stock (the “Founder Shares”) for an aggregate price of $25,000. In February 2021, the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding. The Founder Shares include an aggregate of up to 562,500 shares of Common Stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering.

On February 16, 2021, CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments LLC to cancel 4,791,667 of its Founder Shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.

In June 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 founder shares and 958,333 founder shares, respectively, which the Company cancelled, resulting in a decrease in the total number of founder shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 founder shares and CleanTech Investments owns 1,437,500 founder shares. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part. All share and per-share amounts have been retroactively restated to reflect the share forfeiture.

The underwriter exercised the over-allotment option on in full July 28, 2021; thus, no Founders Shares are subject to forfeiture.

Administrative Services Agreement

The Company entered into an agreement, commencing on the July 14, 2021, to pay Chardan Capital Markets, LLC up to $10,000 per month for office space, administrative and support services. The total amounts of administrative service fees incurred and outstanding for the year ended December 31, 2021 were $53,333. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Promissory Note — Related Party

On March 1, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow an aggregate of up to $250,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and is payable on the earlier of Promptly after the date on which the Maker consummates an initial public offering of its securities or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $188,302 was repaid on July 23, 2021. The promissory note is no longer available to the Company.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsor, Co-Sponsor, or an affiliate of the Sponsor or the officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company consummates the initial Business Combination, it would repay such loaned amounts. The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of Common Stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of Common Stock if $500,000 of notes were so converted). Such private warrants will be identical to the private warrants to be issued at the closing of the initial public offering. Loans made by Chardan Capital Markets, LLC or any of its related persons will not be convertible into private warrants, and Chardan Capital Markets, LLC and its related persons will have no recourse with respect to their ability to convert their loans into private warrants. As of December 31, 2021 and December 31, 2020, there were no borrowings under these loans.

Related Party Extension Loans

The Company may extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of 18 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, without the need for a separate stockholder vote, is for the Company’s initial stockholders or their affiliates or designees, upon five days’ advance notice prior to the application deadline, to deposit into the trust account $1,500,000 or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the application deadline. In the event that the stockholders, or affiliates or designees, elect to extend the time to complete the Company’s initial business combination and deposit the applicable amount of money into trust, the initial stockholders will receive a non-interest bearing, unsecured promissory note equal to the amount of any such deposit that will not be repaid in the event that the Company is unable to close a business combination unless there are funds available outside the trust account to do so. Such note would be paid upon consummation of the Company’s initial Business Combination.